UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5824

DOMINI SOCIAL TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2006

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

1

Investing For GoodSM

Domini Social Index Trust
Domini European Social Equity Trust

each a series of
Domini Social Trust

Semi-Annual Report
January 31, 2006 (Unaudited)

Domini Social Index Trust

Portfolio of Investments

January 31, 2006 (unaudited)

Security	Shares	Value
Consumer Discretionary 14.7%
American Greetings Corporation, Class A	16,300	$332,683
AutoZone, Inc. (a)	14,231	1,391,080
Bandag, Inc.	2,400	107,088
Bed Bath & Beyond (a)	76,400	2,858,124
Best Buy Co., Inc.	105,200	5,329,432
Black & Decker Corp.	20,200	1,743,260
Bright Horizons Family Solutions, Inc. (a)	6,400	250,112
Centex Corporation	32,600	2,327,314
Champion Enterprises, Inc. (a)	20,200	276,942
Charming Shoppes, Inc. (a)	24,400	296,704
Circuit City Stores, Inc.	39,400	993,274
Claire's Stores, Inc.	26,000	823,160
Comcast Corporation, Class A (a)	556,058	15,469,534
Cooper Tire and Rubber Company	17,400	260,826
Dana Corporation	39,500	192,365
Darden Restaurants, Inc.	33,100	1,345,846
DeVry, Inc. (a)	15,000	344,850
Disney (Walt) Company (The)	492,300	12,460,113
Dollar General Corporation	81,551	1,378,212
Dow Jones & Company	15,400	585,354
eBay Inc. (a)	292,572	12,609,853
Emmis Communications Corporation, Class A (a)	8,860	157,619
Family Dollar Stores Inc.	40,500	969,975
Foot Locker, Inc.	40,600	922,432
Gaiam, Inc. (a)	2,200	31,350
Gap Inc.	146,897	2,657,367
Genuine Parts Company	44,700	1,901,091
Harley-Davidson, Inc.	70,400	3,768,512
Harman International Industries, Inc.	16,920	1,861,200
Hartmarx Corporation (a)	8,500	72,420
Home Depot, Inc. (The)	544,144	22,065,039
Horton (D.R.), Inc.	70,133	2,617,364
Interface, Inc., Class A (a)	11,400	107,160
Johnson Controls, Inc.	49,400	3,420,456
Consumer Discretionary (Continued)
KB Home	20,300	$1,546,860
Lee Enterprises, Inc.	10,900	383,571
Leggett & Platt, Incorporated	46,300	1,139,906
Limited Brands	89,630	2,120,646
Liz Claiborne, Inc.	28,000	972,160
Lowe's Companies, Inc.	200,200	12,722,710
Mattel, Inc.	103,985	1,715,753
Maytag Corporation	18,700	322,014
McDonald's Corporation	322,100	11,276,721
McGraw-Hill Companies	96,400	4,920,256
Media General, Inc., Class A	5,600	267,960
Men's Wearhouse, Inc. (a)	13,050	445,919
Meredith Corporation	10,200	558,552
Modine Manufacturing Company	8,700	235,770
New York Times Company, Class A	36,800	1,041,440
Newell Rubbermaid, Inc.	70,978	1,677,920
NIKE, Inc., Class B	49,100	3,974,645
Nordstrom, Inc.	55,800	2,327,976
Office Depot (a)	79,400	2,632,110
Omnicom Group, Inc.	46,000	3,762,340
Penney (J.C.) Company, Inc.	59,500	3,320,100
Pep Boys – Manny, Moe & Jack	14,000	218,400
Phillips-Van Heusen Corporation	9,300	336,009
Pixar (a)	14,000	808,920
Pulte Homes, Inc.	55,200	2,202,480
Radio One, Inc. (a)	5,800	63,104
RadioShack Corporation	33,700	748,140
Ruby Tuesday, Inc.	15,800	452,038
Russell Corporation	8,300	126,824
Scholastic Corporation (a)	9,700	291,485
Scripps (E.W.) Company (The), Class A	21,400	1,034,476
Snap-On Incorporated	15,050	603,957
Spartan Motors, Inc.	3,100	32,922
Stanley Works	18,200	892,528

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
Staples, Inc.	186,784	$4,428,649
Starbucks Corporation (a)	196,514	6,229,494
Stride Rite Corporation	10,800	156,276
Target Corporation	225,000	12,318,750
Tiffany & Co.	36,100	1,360,970
Timberland Company (The) (a)	13,400	468,464
Time Warner, Inc.	1,194,520	20,939,936
TJX Companies, Inc.	118,600	3,027,858
Tribune Company	66,756	1,936,592
Tupperware Corporation	12,400	275,280
Univision Communications, Inc., Class A (a)	57,200	1,821,248
Valassis Communications Inc. (a)	12,300	343,170
Value Line, Inc.	900	31,275
Visteon Corporation	34,000	178,500
Washington Post Company, Class B	1,500	1,144,469
Wendy's International, Inc.	30,100	1,774,394
Whirlpool Corporation	17,500	1,411,899
		224,951,947
Consumer Staples 11.7%
Alberto-Culver Company, Class B	19,750	874,925
Albertson's, Inc.	93,400	2,349,010
Avon Products, Inc.	117,000	3,313,440
Campbell Soup Company	48,500	1,451,605
Chiquita Brands International, Inc.	10,800	195,588
Church & Dwight Co., Inc.	15,600	574,080
Clorox Company	38,400	2,298,240
Coca-Cola Company	530,400	21,947,952
Colgate-Palmolive Company	132,500	7,272,925
Costco Wholesale Corporation	121,230	6,048,165
CVS Corporation	209,700	5,821,272
Estée Lauder Companies, Inc. (The), Class A	27,200	991,984
General Mills Incorporated	91,400	4,442,954
Consumer Staples (Continued)
Green Mountain Coffee, Inc. (a)	1,800	$68,940
Hain Celestial Group, Inc. (The) (a)	8,700	202,797
Heinz (H.J.) Company	86,200	2,925,628
Hershey Foods Corporation	46,600	2,385,920
Kellogg Company	66,100	2,835,690
Kimberly-Clark Corporation	120,264	6,869,480
Kroger Company (a)	185,700	3,416,880
Longs Drug Stores Corporation	6,200	216,938
McCormick & Company, Inc.	34,900	1,054,329
Nature's Sunshine Products, Inc.	3,990	70,463
PepsiAmericas, Inc.	16,400	401,636
PepsiCo, Inc.	425,070	24,305,503
Procter & Gamble Company	859,516	50,909,133
Safeway Inc.	115,700	2,712,008
Smucker (J.M.) Company	15,105	657,068
SUPERVALU, Inc.	35,800	1,143,094
Sysco Corporation	159,700	4,899,596
Tootsie Roll Industries, Inc.	6,638	192,834
United Natural Foods, Inc. (a)	10,000	323,300
Walgreen Company	259,000	11,209,520
Whole Foods Market, Inc.	35,200	2,600,224
Wild Oats Markets, Inc. (a)	6,550	79,189
Wrigley (Wm.) Jr. Company	45,900	2,935,763
		179,998,073
Energy 3.7%
Anadarko Petroleum Corporation	60,685	6,543,057
Apache Corporation	84,824	6,406,757
Chesapeake Energy Corp	75,700	2,652,528
Cooper Cameron Corp. (a)	28,400	1,374,276
Devon Energy Corporation	113,644	7,751,657
EOG Resources, Inc.	62,200	5,258,388
Helmerich & Payne, Inc.	13,000	1,018,680

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Energy (Continued)
Kinder Morgan, Inc.	27,100	$2,608,375
National Oilwell Varco, Inc. (a)	44,900	3,415,543
Noble Energy, Inc.	45,000	2,082,600
Pioneer Natural Resources Company	32,700	1,736,370
Rowan Companies, Inc.	28,700	1,286,621
Smith International	51,600	2,322,000
Sunoco, Inc.	34,800	3,312,960
Williams Companies, Inc.	146,800	3,499,712
XTO Energy Inc.	93,100	4,569,348
		55,838,872
Financials 21.2%
AFLAC, Inc.	128,800	6,047,160
Allied Capital Corporation	34,600	986,446
AMBAC Financial Group, Inc.	27,000	2,073,870
American Express Company	318,000	16,679,100
AmSouth Bancorporation	88,900	2,454,529
BB&T Corporation	139,500	5,446,080
Capital One Financial Corporation	77,100	6,422,430
Cathay General Bancorp	12,790	456,731
Chittenden Corporation	11,920	338,170
Chubb Corporation	51,500	4,859,025
Cincinnati Financial Corporation	45,017	2,050,074
Comerica Incorporated	42,500	2,357,475
Edwards (A.G.), Inc.	19,187	912,726
Equity Office Properties Trust	104,600	3,328,372
Fannie Mae	247,865	14,361,298
Fifth Third Bancorp	142,911	5,369,166
First Horizon National Corporation	32,800	1,242,136
FirstFed Financial Corp. (a)	4,500	282,150
Franklin Resources, Inc.	38,100	3,752,850
Freddie Mac	176,800	11,997,648
General Growth Properties	61,434	3,169,994
Golden West Financial	65,500	4,625,610
Hartford Financial Services Group (The)	77,300	6,356,379
Heartland Financial USA, Inc.	3,000	64,860
Janus Capital Group Inc.	54,226	1,132,781
Financials (Continued)
Jefferson-Pilot Corporation	34,025	$1,984,678
KeyCorp	104,600	3,701,794
Lincoln National Corporation	44,600	2,432,038
M&T Bank Corp.	20,400	2,209,320
Maguire Properties Inc.	7,900	267,020
Marsh & McLennan Companies, Inc.	140,100	4,257,639
MBIA, Inc.	34,500	2,123,820
Medallion Financial Corp.	4,300	49,149
Mellon Financial Corporation	107,300	3,784,471
Merrill Lynch & Co., Inc.	235,392	17,670,877
MGIC Investment Corporation	23,100	1,524,831
Moody's Corporation	63,200	4,001,824
Morgan (J.P.) Chase & Co.	896,992	35,655,432
National City Corporation	140,500	4,802,290
Northern Trust Corporation	47,800	2,495,638
PNC Financial Services Group	75,000	4,864,500
Popular Inc.	69,896	1,419,588
Principal Financial Group, Inc.	72,100	3,400,236
Progressive Corporation (The)	50,800	5,336,032
Regions Financial Corp. (New)	117,700	3,905,286
SAFECO Corporation	32,200	1,682,450
Schwab (Charles) Corporation	263,400	3,895,686
SLM Corporation	107,500	6,015,700
Sovereign Bancorp	91,000	1,983,800
St. Paul Travelers Companies, Inc. (The)	177,164	8,039,702
State Street Corporation	83,600	5,054,456
SunTrust Banks, Inc.	92,400	6,601,980
Synovus Financial Corporation	81,150	2,245,421
T. Rowe Price Group, Inc.	33,100	2,529,833
TradeStation Group, Inc. (a)	5,100	90,219
U.S. Bancorp	465,021	13,908,778

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Financials (Continued)
UnumProvident Corporation	75,800	$1,541,014
Wachovia Corporation	398,043	21,824,698
Wainwright Bank & Trust Co.	2,625	27,038
Washington Mutual, Inc.	252,442	10,683,345
Wells Fargo & Company	428,606	26,727,870
Wesco Financial Corporation	400	155,017
		325,660,530
Health Care 13.5%
Affymetrix Inc (a)	16,700	637,606
Allergan, Inc.	33,905	3,946,542
Amgen, Inc. (a)	316,153	23,044,392
Bard (C.R.), Inc.	27,000	1,712,340
Bausch & Lomb Incorporated	13,600	918,680
Baxter International, Inc.	159,400	5,873,890
Becton Dickinson and Company	64,800	4,199,040
Biogen Idec Inc. (a)	86,950	3,891,013
Biomet, Inc.	64,100	2,423,621
Boston Scientific Corporation (a)	151,400	3,311,118
CIGNA Corporation	32,100	3,903,360
Cross Country Healthcare, Inc. (a)	3,800	75,088
Dionex Corporation (a)	5,600	296,968
Fisher Scientific International (a)	31,800	2,126,466
Forest Laboratories, Inc. (a)	86,700	4,012,476
Genzyme Corporation (a)	66,500	4,717,510
Guidant Corporation	85,438	6,288,237
Hillenbrand Industries, Inc.	15,500	762,910
Humana, Inc. (a)	41,900	2,336,763
IMS Health, Inc.	59,613	1,466,480
Invacare Corporation	7,700	266,343
Invitrogen Corporation (a)	13,300	916,104
Johnson & Johnson	762,780	43,890,361
King Pharmaceuticals Inc. (a)	63,500	1,190,625
Manor Care, Inc.	19,800	774,180
McKesson HBOC, Inc.	79,120	4,193,360
Health Care (Continued)
MedImmune, Inc. (a)	63,400	$2,163,208
Medtronic, Inc.	309,800	17,494,406
Merck & Co., Inc.	560,200	19,326,900
Millipore Corporation (a)	13,700	942,286
Molina Healthcare Inc. (a)	5,300	140,238
Mylan Laboratories, Inc.	55,975	1,102,708
Quest Diagnostics Incorporated	42,700	2,110,661
St. Jude Medical, Inc. (a)	94,300	4,632,959
Stryker Corporation	75,100	3,747,490
Synovis Life Technologies, Inc. (a)	2,600	26,260
Thermo Electron Corporation (a)	41,800	1,406,152
UnitedHealth Group Incorporated	349,434	20,763,368
Waters Corporation (a)	28,000	1,174,600
Watson Pharmaceuticals (a)	26,300	870,267
Zimmer Holdings, Inc. (a)	63,600	4,385,219
		207,462,195
Industrials 6.6%
3M Company	194,600	14,157,150
Alaska Air Group, Inc. (a)	6,900	220,317
American Power Conversion	43,400	1,028,580
AMR Corporation (a)	35,200	799,040
Apogee Enterprises, Inc.	7,400	136,604
Avery Dennison Corporation	28,300	1,690,642
Baldor Electric Company	6,000	179,280
Banta Corporation	6,550	334,836
Brady Corporation, Class A	12,000	477,240
CLARCOR, Inc.	12,900	439,632
Cooper Industries, Inc., Class A	23,300	1,902,445
Cummins, Inc.	12,200	1,187,060
Deere & Company	61,900	4,441,944
Deluxe Corporation	13,100	350,818
Donaldson Company, Inc.	16,900	583,895
Donnelley (R.R.) & Sons Company	56,000	1,825,600
Emerson Electric Company	105,000	8,132,250

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Industrials (Continued)
Fastenal Company	32,400	$1,236,060
FedEx Corporation	77,500	7,839,125
GATX Corporation	12,600	500,346
Graco, Inc.	17,952	721,311
Grainger (W.W.), Inc.	19,800	1,404,414
Granite Construction Incorporated	7,725	312,708
Herman Miller, Inc.	17,300	524,190
HNI Corporation	14,100	813,570
Hubbell Incorporated, Class B	15,060	676,947
Ikon Office Solutions	32,800	387,696
Illinois Tool Works, Inc.	52,700	4,442,083
JetBlue Airways Corporation (a)	38,550	502,692
Kadant Inc. (a)	3,700	71,188
Kansas City Southern Industries, Inc. (a)	18,900	491,022
Kelly Services, Inc.	5,075	135,909
Lawson Products, Inc.	400	16,896
Lincoln Electric Holdings, Inc.	11,000	489,610
Masco Corporation	109,300	3,240,745
Milacron, Inc. (a)	12,633	17,181
Monster Worldwide (a)	31,200	1,330,992
Nordson Corporation	8,000	363,360
Norfolk Southern Corporation	104,200	5,193,328
Pall Corp.	31,100	895,680
Pitney Bowes, Inc.	58,200	2,487,468
Robert Half International, Inc.	44,300	1,618,279
Ryder System, Inc.	15,800	706,260
Smith (A.O.) Corporation	5,200	224,068
Southwest Airlines Co.	179,662	2,957,237
SPX Corporation	17,230	822,043
Standard Register Company	4,700	85,305
Steelcase, Inc.	13,300	224,105
Tennant Company	2,300	124,660
Thomas & Betts Corporation (a)	12,800	571,520
Toro Company	10,800	477,468
Trex Company, Inc. (a)	3,700	92,426
United Parcel Service, Inc., Class B	282,633	21,172,038
YRC Worldwide Inc. (a)	14,780	736,635
		101,793,898
Information Technology 20.3%
3Com Corporation (a)	103,000	$470,710
Adaptec, Inc. (a)	27,400	149,056
ADC Telecommunications (a)	30,028	761,510
Adobe Systems Incorporated	154,800	6,148,656
Advanced Micro Devices, Inc. (a)	103,500	4,332,510
Advent Software, Inc. (a)	4,200	110,292
Analog Devices, Inc.	93,900	3,734,403
Andrew Corporation (a)	43,800	568,086
Apple Computer, Inc. (a)	215,800	16,295,058
Applied Materials, Inc.	414,700	7,900,035
Arrow Electronics, Inc. (a)	31,000	1,065,160
Autodesk, Inc.	59,800	2,427,282
Automatic Data Processing, Inc.	148,474	6,523,948
BMC Software, Inc. (a)	55,400	1,224,340
CDW Corporation	16,500	924,000
Ceridian Corporation (a)	38,300	945,244
Cisco Systems, Inc. (a)	1,574,414	29,236,868
Coherent, Inc. (a)	7,700	238,392
Compuware Corporation (a)	98,800	814,112
Convergys Corp. (a)	35,500	610,600
Dell Inc. (a)	602,786	17,667,658
Electronic Arts Inc. (a)	76,800	4,191,744
Electronic Data Systems Corporation	134,300	3,383,017
EMC Corporation (a)	611,200	8,190,080
Entegris, Inc. (a)	20,000	210,000
Gerber Scientific, Inc. (a)	5,700	63,384
Hewlett-Packard Company	733,910	22,883,314
Imation Corporation	9,100	412,503
Intel Corporation	1,545,555	32,873,955
Lexmark International Group, Inc. (a)	30,300	1,471,671
LSI Logic Corporation (a)	102,300	936,045
Lucent Technologies, Inc. (a)	1,144,492	3,021,459
Merix Corporation (a)	3,750	30,563

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Information Technology (Continued)
Micron Technology, Inc. (a)	159,100	$2,335,588
Microsoft Corporation	2,346,030	66,040,745
Molex Incorporated	36,946	1,117,617
National Semiconductor Corporation	87,700	2,474,017
Novell, Inc. (a)	100,000	974,000
Novellus Systems, Inc. (a)	34,300	972,405
Palm Inc. (a)	11,604	458,126
Paychex, Inc.	85,900	3,122,465
Plantronics Inc.	11,000	385,000
Polycom Inc. (a)	24,300	470,934
Qualcomm, Inc.	421,200	20,200,752
Red Hat, Inc. (a)	40,700	1,178,265
Salesforce.com, Inc. (a)	17,500	718,375
Sapient Corporation (a)	15,500	102,300
Scientific-Atlanta, Inc.	39,000	1,667,640
Solectron Corporation (a)	235,200	898,464
Sun Microsystems, Inc. (a)	876,300	3,943,350
Symantec Corporation (a)	278,400	5,116,992
Tektronix, Inc.	22,100	651,950
Tellabs, Inc. (a)	113,700	1,454,223
Texas Instruments, Inc.	414,178	12,106,422
Xerox Corporation (a)	246,200	3,523,121
Xilinx, Inc.	88,900	2,503,423
		312,231,829
Materials 1.7%
Air Products & Chemicals, Inc.	56,800	3,503,992
Airgas, Inc.	17,800	690,284
Aleris International, Inc. (a)	7,900	328,798
Bemis Company, Inc.	28,000	854,560
Cabot Corporation	16,300	639,286
Calgon Carbon Corporation	10,100	73,326
Caraustar Industries, Inc. (a)	7,200	78,336
Crown Holdings, Inc. (a)	43,200	808,272
Ecolab, Inc.	46,800	1,675,908
Engelhard Corporation	31,400	1,265,420
Fuller (H.B.) Company	7,300	275,867
Lubrizol Corporation	18,100	827,894
MeadWestvaco Corp.	45,812	1,222,722
Materials (Continued)
Minerals Technologies, Inc.	5,300	$296,111
Nucor Corporation	40,100	3,377,623
Praxair, Inc.	82,900	4,367,172
Rock-Tenn Company, Class A	9,000	125,820
Rohm & Haas Company	36,587	1,862,278
Schnitzer Steel Industries Inc., Class A	5,800	193,952
Sealed Air Corporation (a)	21,000	1,160,670
Sigma-Aldrich Corporation	17,000	1,102,960
Sonoco Products Company	25,645	794,226
Valspar Corporation	26,200	713,164
Wausau-Mosinee Paper Corporation	10,500	133,875
Wellman, Inc.	4,400	31,240
Worthington Industries, Inc.	17,100	352,773
		26,756,529
Telecommunication Services 5.4%
AT&T Inc.	1,001,167	25,980,284
BellSouth Corporation	469,300	13,501,761
Citizens Communications Company	86,767	1,064,631
Sprint Nextel Corporation	756,800	17,323,152
Telephone and Data Systems, Inc.	26,000	931,580
Verizon Communications	748,622	23,701,372
		82,502,780
Utilities 0.8%
AGL Resources, Inc.	20,600	737,068
Cascade Natural Gas Corporation	2,900	58,406
Cleco Corporation	12,200	267,546
Energen Corporation	19,400	756,988
Equitable Resources, Inc.	30,700	1,132,830
IDACORP, Inc.	11,300	357,758
KeySpan Corporation	44,800	1,609,216
MGE Energy, Inc.	4,400	151,844

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Utilities (Continued)
National Fuel Gas Company	21,800	$717,220
NICOR, Inc.	11,400	466,260
NiSource, Inc.	71,347	1,464,754
Northwest Natural Gas Company	6,500	231,335
OGE Energy Corporation	24,200	657,030
Peoples Energy Corporation	9,400	349,868
Pepco Holdings, Inc.	49,500	1,138,995
Questar Corporation	22,000	1,792,560
Southern Union Company (a)	25,521	643,129
WGL Holdings	12,600	392,868
		12,925,675
Total Investments — 99.6%
(Cost $1,223,232,958)(b)		1,530,122,328
Other Assets, less liabilities — 0.4%		6,183,253
Net Assets — 100.0%		$1,536,305,581

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,332,211,911. The aggregate gross unrealized appreciation is $424,058,756 and the aggregate gross unrealized depreciation is $226,148,339, resulting in net unrealized appreciation of $197,910,417.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Trust

Statement of Assets and Liabilities

January 31, 2006 (Unaudited)

ASSETS:
Investments at value (Cost $1,223,232,958)	$1,530,122,328
Cash	2,002,275
Receivable for securities sold	3,064,025
Dividends receivable	2,172,009
Total assets	1,537,360,637
LIABILITIES:
Payable for securities purchased	718,342
Management fee payable (Note 2)	262,887
Other accrued expenses	73,827
Total liabilities	1,055,056
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,536,305,581

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Trust

Statement of Operations

Six Months Ended January 31, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends		$13,063,934

EXPENSES:
Management fee (Note 2)	$1,555,270
Custody fees (Note 3)	80,665
Professional fees	13,980
Trustees fees	29,162
Miscellaneous	4,870
Total expenses	1,683,947
Fees paid indirectly (Note 3)	(50,478)
Net expenses		1,633,469
NET INVESTMENT INCOME		11,430,465
Net realized loss on investments:
Proceeds from sales	$229,688,347
Cost of securities sold	(253,474,723)
Net realized loss on investments		(23,786,376)
Net changes in unrealized appreciation of investments:
Beginning of period	$243,472,010
End of period	306,889,370
Net change in unrealized appreciation		63,417,360
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$51,061,449

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Trust

Statements of Changes in Net Assets

	Six Months Ended January 31, 2006	Year Ended July 31, 2005
	(UNAUDITED)
INCREASE IN NET ASSETS:
From Operations:
Net investment income	$11,430,465	$30,432,256
Net realized loss on investments	(23,786,376)	(44,227,615)
Net change in unrealized appreciation of investments	63,417,360	185,523,361
Net Increase in Net Assets Resulting from Operations	51,061,449	171,728,002
Transactions in Investors' Beneficial Interest:
Additions	143,616,049	238,673,782
Reductions	(270,340,480)	(325,346,892)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	(126,724,431)	(86,673,110)
Total Increase/(Decrease) in Net Assets	(75,662,982)	85,054,892
NET ASSETS:
Beginning of period	1,611,968,563	1,526,913,671
End of period	$1,536,305,581	$1,611,968,563

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Trust

Financial Highlights

	Six Months Ended January 31, 2006 (Unaudited)		Year Ended July 31,
			2005		2004		2003		2002		2001
Net assets (in millions)	$1,536		$1,612		$1,527		$1,318		$1,239		$1,729
Total return	3.50%		11.48%		12.01%		12.13%		(22.71)%		(17.28)%
Ratio of net investment income to average net assets (annualized)	1.47%		1.92%		1.25%		1.32%		1.02%		0.78%
Ratio of expenses to average net assets (annualized)	0.21	%(2)	0.22	%(2)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)	0.22	%(2)
Portfolio turnover rate	7%		9%		8%		8%		13%		19%

(1)

Reflects an expense reimbursement and fee waiver by the Manager of 0.01% for the year ended July 31, 2003. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24% for the year ended July 31, 2003.

(2)

Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.22%, 0.23%, 0.24%, 0.23%, 0.22%, and 0.21% for the six months ended January 31, 2006, and for the years ended July 31, 2005, 2004, 2003, 2002, and 2001, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL INDEX TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Trust (the "Portfolio") is a series of Domini Social Trust (formerly Domini Social Index Portfolio) (the "Trust") which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991. The Domini European Social Equity Trust, another series of the Trust, commenced operations on October 3, 2005.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2006, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $112,254,457 and $229,688,347, respectively. For the six months ended January 31, 2006, custody fees of the Portfolio were reduced by $50,478, which was compensation for uninvested cash left on deposit with the custodian.

Domini Social Index Trust—Notes to Financial Statements  13

Domini European Social Equity Trust

Portfolio of Investments

January 31, 2006 (Unaudited)

Country/ Security	Industry	Shares	Value
AUSTRIA – 1.1%
OMV AG	Energy	3,723	$262,887
			262,887
BELGIUM – 0.9%
Fortis	Diversified Financials	5,829	202,648
			202,648
DENMARK – 2.4%
A/S Dampskibsselskabet Torm A/S	Energy	6,273	308,195
Danske Bank A/S	Banks	7,456	261,698
			569,893
FINLAND – 5.3%
Kesko Oyj	Food & Staples Retailing	5,865	173,774
Nokia Oyj	Technology Hardware & Equipment	34,035	621,997
Sampo Oyj	Insurance	10,236	199,370
TietoEnator Oyj	Software & Services	3,860	149,990
Uponor Oyj	Capital Goods	4,406	108,716
			1,253,847
FRANCE – 12.6%
Assurances Generales de France	Insurance	2,203	227,919
BNP Paribas	Banks	8,046	717,137
Ciments Francais SA	Materials	1,252	174,075
CNP Assurances	Insurance	3,342	290,161
Natexis Banques Populaires	Banks	899	168,224
Neopost SA	Technology Hardware & Equipment	1,018	102,292
Sanofi-Aventis	Pharmaceuticals & Biotechnology	5,101	467,639
Societe Generale	Banks	4,227	557,940
Vivendi Universal SA	Media	8,161	255,477
			2,960,864
GERMANY – 11.9%
Adidas-Salomon AG	Consumer Durables & Apparel	748	156,318
Allianz AG	Insurance	3,298	531,232
Celesio AG	Health Care Equipment & Services	1,942	181,697
Continental AG	Automobiles & Components	2,030	197,449
Deutsche Post AG	Transportation	3,312	93,264
Douglas Holding AG	Retailing	6,580	291,958
Fresenius AG	Health Care Equipment & Services	3,130	471,294
Linde AG	Materials	2,921	237,505
Merck KGaA	Pharmaceuticals & Biotechnology	3,495	374,908
Schering AG	Pharmaceuticals & Biotechnology	3,611	246,866
			2,782,491
IRELAND – 0.9%
Bank of Ireland	Banks	11,100	190,320
Depfa Bank plc	Banks	1,217	20,822
			211,142

Domini European Social Equity Trust / Portfolio of Investments (Continued)

January 31, 2006 (Unaudited)

Country/ Security	Industry	Shares	Value
ITALY – 3.9%
Banche Popolari Unite Scpa (a)	Banks	8,095	$189,714
Fiat S.p.A. (a)	Automobiles & Components	40,237	394,299
Italcementi S.p.A.	Materials	3,484	66,378
Seat Pagine Gialle S.p.A (a)	Media	511,383	266,397
			916,788
LUXEMBOURG – 3.2%
Arcelor	Materials	21,208	744,258
			744,258
NETHERLANDS – 11.7%
ABN AMRO Holding NV	Banks	12,368	343,172
Aegon N.V.	Insurance	34,961	564,627
ING Groep N.V.	Diversified Financials	13,221	471,514
Koninklijke (Royal) KPN NV	Telecommunication Services	51,392	496,122
Oce N.V.	Technology Hardware & Equipment	6,095	107,465
Unilever NV	Food Beverage & Tobacco	10,115	709,323
Wolters Kluwer NV	Media	2,806	62,081
			2,754,304
NORWAY – 6.1%
DNB Nor ASA	Banks	14,750	165,057
Hafslund ASA	Utilities	1,907	23,918
Norsk Hydro ASA	Energy	293	35,934
Orkla ASA	Food Beverage & Tobacco	7,004	278,790
Statoil ASA	Energy	31,324	861,021
Telenor ASA	Telecommunication Services	7,578	75,979
			1,440,699
SPAIN – 1.7%
Corporacion Financiera Alba, S.A.	Diversified Financials	1,325	63,586
Corporacion Mapfre S.A.	Insurance	10,659	191,042
Sacyr Vallehermoso S.A.	Capital Goods	5,644	143,718
			398,346
SWEDEN – 6.4%
AB SKF (a)	Capital Goods	1,720	24,055
Atlas Copco AB (a)	Capital Goods	1,016	21,480
Electrolux AB	Consumer Durables & Apparel	2,600	69,310
Eniro AB	Media	3,900	50,703
ForeningsSparbanken AB	Banks	10,488	298,178
Nordea Bank AB	Banks	46,072	494,594
Scania AB	Capital Goods	3,245	127,838
Skanska AB	Capital Goods	7,988	123,778
SSAB Svenskt Stal AB	Materials	2,200	95,192
Svenska Handelsbanken AB	Banks	7,755	190,435
			1,495,563

Domini European Social Equity Trust / Portfolio of Investments (Continued)

January 31, 2006 (Unaudited)

Country/ Security	Industry	Shares	Value
SWITZERLAND – 3.2%
Logitech International S.A. (a)	Technology Hardware & Equipment	3,428	$145,431
Novartis AG	Pharmaceuticals & Biotechnology	1,867	102,305
Rieter Holding A.G.	Automobiles & Components	811	266,514
Swisscom AG	Telecommunication Services	757	232,076
			746,326
UNITED KINGDOM – 26.6%
Aggreko plc	Commercial Services & Supplies	84,913	415,785
Arriva plc	Transportation	42,591	444,354
Aviva PLC	Insurance	17,147	219,581
Barratt Developments plc	Consumer Durables & Apparel	16,634	294,905
BG Group Plc	Energy	2,586	29,186
Brambles Industries plc	Commercial Services & Supplies	25,891	187,176
GlaxoSmithKline plc	Pharmaceuticals & Biotechnology	4,125	105,428
HBOS plc	Banks	17,312	304,156
HSBC Holdings plc	Banks	14,234	236,291
Inchcape plc	Retailing	3,365	141,924
Kelda Group PLC	Utilities	33,070	460,224
Man Group plc	Diversified Financials	8,982	326,307
Marks & Spencer Group plc	Retailing	52,031	449,440
National Express Group plc	Transportation	10,860	168,700
National Grid PLC	Utilities	65,098	665,864
Northern Rock plc	Banks	8,136	150,534
Pilkington plc	Capital Goods	115,734	320,892
Rexam plc	Materials	6,000	54,387
Royal & Sun Alliance Insurance Group plc	Insurance	75,569	168,562
Royal Bank of Scotland Group plc	Banks	677	20,937
Scottish Power plc	Utilities	37,267	379,535
Taylor Woodrow plc	Consumer Durables & Apparel	69,063	478,722
Tomkins plc	Capital Goods	17,246	94,026
Yell Group PLC	Media	12,196	115,482
			6,232,398
Total Investments — 97.9% (Cost $20,889,379)(b)			22,972,454
Other Assets, less liabilities — 2.1%			491,606
Net Assets — 100.0%			$23,464,060

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $20,889,379. The aggregate gross unrealized appreciation is $2,126,959 and the aggregate gross unrealized depreciation is $43,884, resulting in net unrealized appreciation of $2,083,075.

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Trust

Statement of Assets and Liabilities

January 31, 2006 (Unaudited)

ASSETS:
Investments at value (Cost $20,888,476)	$22,972,454
Cash	619,847
Receivable for securities sold	832,736
Dividends receivable	1,109
Total assets	24,426,146
LIABILITIES:
Payable for securities purchased	948,332
Management fee payable (Note 2)	12,842
Other accrued expenses	912
Total liabilities	962,086
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$23,464,060

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Trust

Statement of Operations

For the Period October 3, 2005 (commencement of Operations) through January 31, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes of $1,126)		$26,482
EXPENSES:
Management fee (Note 2)	35,482
Custody fees (Note 3)	50,296
Professional fees	12,765
Trustees fees	177
Miscellaneous	917
Total expenses	99,637
Fees paid indirectly (Note 3)	(6,602)
Fees waived and expenses reimbursed (Note 2)	(56,641)
Net expenses		36,394
NET INVESTMENT LOSS		(9,912)
Realized and unrealized gain (loss) from investments and foreign currency:
Net realized GAIN/(LOSS) FROM:
Investments	11,109
Foreign currency transactions	89,117
Net realized gain		100,226
Net change in unrealized appreciation ON:
Investments	2,083,978
Translation of assets and liabilities in foreign currencies	(98)
Net change in unrealized appreciation		2,083,880
Net realized and unrealized gain from investments and foreign currency		2,184,106
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$2,174,194

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Trust

Statement of Changes in Net Assets

For the period October 3, 2005 (commencement of operations) through January 31, 2006 (Unaudited)
INCREASE IN NET ASSETS:
From Operations:
Net investment loss	$(9,912)
Net realized gain/(loss) from investments and foreign currency transactions	100,226
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currencies	2,083,880
Net Increase in Net Assets Resulting from Operations	2,174,194
Transactions in Investors' Beneficial Interest:
Additions	21,505,460
Reductions	(215,594)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	21,289,866
Total Increase/(Decrease) in Net Assets	23,464,060
NET ASSETS:
Beginning of period	—
End of period	$23,464,060

SEE NOTES TO FINANCIAL STATEMENTS

Domini European Social Equity Trust

Financial Highlights

For the period October 3, 2005 (commencement of operations) through January 31, 2006 (Unaudited)
Net assets (in millions)	$23
Total return	12.40%*
Ratio of net investment loss to average net assets (annualized)	(0.21)%
Ratio of expenses to average net assets (annualized)	0.76%(1)(2)
Portfolio turnover rate	18%

*

Not annualized.

(1)

Reflects an expense reimbursement and fee waiver by the Manager of 1.19% for the period ended January 31, 2006. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 2.09% for the period ended January 31, 2006.

(2)

Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 0.90% for the period ended January 31, 2006.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN SOCIAL EQUITY TRUST

NOTES TO Financial statements
january 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini European Social Equity Trust (European Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the European Trust. The European Trust was designated as a series of the Domini Social Trust on August 1, 2005, and commenced operations on October 3, 2005. The European Trust invests primarily in stocks of European companies that meet a comprehensive set of social and environmental standards.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the European Trust's significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the European Trust's Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The European Trust does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the European Trust purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date.

(D) Dividend Income. Dividend income is recorded on the ex-dividend date.

(E) Federal Taxes. The European Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the European Trust will be taxed on its share of the European Trust's ordinary income and capital gains. It is intended that the European Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(F) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The

22  Domini European Social Equity Trust — Notes to Financial Statements

services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the European Trust. For its services under the Management Agreement, Domini receives from the European Trust a fee accrued daily and paid monthly at an annual rate equal to 0.75% of the European Trust's average daily net assets. For the period ended January 31, 2006, Domini waived fees and reimbursed expenses totaling $56,641.

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the European Trust on a day-to-day basis pursuant to a Submanagement Agreement with Domini.

3. INVESTMENT TRANSACTIONS

For the period ended January 31, 2006, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $23,044,653 and $2,259,741, respectively. For the period ended January 31, 2006, custody fees of the European Trust were reduced by $6,602, which was compensation for uninvested cash left on deposit with the custodian.

Domini European Social Equity Trust — Notes to Financial Statements  23

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS

Approval of the Management Agreement between Domini European Social Equity Trust and Domini

At a meeting held on July 22, 2005, the Board of Trustees considered the approval of the Management Agreement between the Domini European Social Equity Trust (the "European Equity Trust") and Domini Social Investments LLC ("Domini") (the "European Equity Trust Management Agreement") ("the "Management Agreement").

In advance of the meeting, the Independent Trustees submitted to Domini a written request for information in connection with their consideration of the management and distribution arrangements for the European Equity Trust. The Trustees received, reviewed and considered, among other things:

(i) A report based on information provided by Strategic Insight that compared the proposed fees and expenses of the European Equity Trust to those of a peer group of socially responsible funds with a global or international objective (per Morningstar) and the top ten (measured by assets under management), non-socially responsible funds that focus on investing in European stocks (per Morningstar) as of April 30, 2005.

(ii) A report from Domini regarding the proposed investment strategies and techniques for the European Equity Trust, including the proposed social screens to be applied to the European Equity Trust's investments.

(iii) Reports from and presentations by Domini that described (a) the nature, extent and quality of the services proposed to be provided by Domini to the European Equity Trust, (b) the fees and other amounts proposed to be paid to Domini under the Management Agreement for the European Equity Trust, including information as to the fees charged and services provided to other clients, (c) certain information about Domini's compliance program and procedures and any regulatory issues, (d) brokerage practices, including soft dollar practices, (e) Domini's proxy voting policies and procedures, and (f) Domini's code of ethics.

The Trustees, including all of the Independent Trustees, concluded that Domini had the capabilities, resources, and personnel necessary to manage the European Equity Trust. The Board further concluded that, based on the services to be provided by Domini to the European Equity Trust pursuant to the Management Agreement, the fees paid by similar funds and taking into account the agreed-upon fee waivers and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment, the compensation proposed to be paid to Domini under that Agreement was fair and reasonable.

In reaching their determination to approve the Management Agreement, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations. In their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. The primary factors and the conclusions are described below.

Nature, Quality, and Extent of Services Provided

The Trustees noted that pursuant to the Management Agreement, Domini, subject to the direction of the Board, will be responsible for providing advice and guidance with respect to the European Equity Trust and for managing the investment of the assets of the European Equity Trust, which it will do by engaging and overseeing the activities of Wellington Management. It was noted that Domini will apply the social screens to a portfolio of securities provided by Wellington Management and that Wellington Management will provide the day-to-day portfolio management of the European Equity Trust, including making purchases and sales of socially screened portfolio securities consistent with the European Equity Trust's investment objective and policies. The terms of the Management Agreements were reviewed by the Trustees.

The Trustees considered the scope of the services to be provided by Domini under the Management Agreements and the quality of services provided by Domini to the other Domini Funds. They considered the professional experience, tenure, and qualifications of the portfolio management teams proposed for the European Equity Trust and the other senior personnel at Domini. They also considered Domini's capabilities and experience in the development and application of social and environmental screens and its reputation and leadership in the socially responsible investment community. In addition, they considered Domini's compliance policies and procedures and compliance record.

The Trustees noted that Domini will also administer the European Equity Trust's business and other affairs pursuant to the Management Agreement. It was noted that, among other things, Domini will provide the European Equity Trust with office space, administrative services and personnel as are necessary for operations. The Trustees considered the quality of the administrative services Domini provided to the other Domini Funds, including Domini's role in coordinating the activities of service providers.

The Trustees concluded that they were satisfied with the nature, quality and extent of services to be provided by Domini to the European Equity Trust under the Management Agreement.

Fees and Other Expenses

The Trustees considered the advisory fees to be paid by the European Equity Trust to Domini. The Trustees considered the level of the European Equity Trust's advisory and administrative fees versus the Strategic Insight peer group described above, as well as the European Equity Trust's expected total expense ratio compared to those peers.

The Trustees also reviewed the fees that Domini charges its other clients with investment objectives similar to the investment objective of the European Equity Trust. The Trustees noted that Domini (and not the European Equity Trust) will pay Wellington Management from its advisory fee for the European Equity Trust.

The Trustees considered that, based on the information provided by Strategic Insight, the management fee for the European Equity Trust was within the range of the management fees of its peer group. The Trustees also considered that, after giving effect to Domini's waiver of a portion of its fee, the fees paid by the European Equity Trust was lower than the management fees paid by most of the funds in the peer group.

The Trustees also considered the expected total expense ratios of the European Equity Trust and compared them, after giving effect to Domini's waivers of fees, to the total expense ratios of the peer group. They concluded that the expected total expense ratio of the European Equity Trust was in the range of expense ratios of the peer group.

Other Benefits

The Trustees considered the other benefits that Domini and its affiliates could be expected to receive from their relationship with the European Equity Trust.

The Trustees reviewed the character and amount of payments expected to be received by Domini and its affiliates, other than in respect of the Management Agreement, in respect of the European Equity Trust. The Trustees also considered the brokerage practices of Domini. In addition, the Trustees considered the intangible benefits that may accrue to Domini and its affiliates by virtue of their relationship with the European Equity Trust.

The Trustees concluded that the benefits expected to be received by Domini and its affiliates, as outlined above, were reasonable in the context of the relationship between Domini and Wellington Management and the European Equity Trust.

Economies of Scale

The Trustees also considered whether economies of scale would be realized by Domini as the European Equity Trust got larger and the extent to which economies of scale were reflected in the proposed fee schedules. The

Trustees noted that while no breakpoints were currently being proposed, the European Equity Trust will be newly established and will not likely grow to a size at which breakpoints would be appropriate for some time. The Trustees also considered the fee waivers proposed by Domini. They concluded that the fee schedule as proposed was appropriate but noted that they would consider whether breakpoints should be instituted for the European Equity Trust as European Equity Trust assets increased.

Approval of the Submanagement Agreement between Domini and Wellington Management Company LLP

At a meeting held on July 22, 2005, the Board of Trustees considered the approval of the Submanagement Agreement between Domini and Wellington Management Company LLP ("Wellington Management") with respect to the European Equity Trust.

In advance of the meeting, the Independent Trustees submitted to Domini a written request for information in connection with their consideration of the management and distribution arrangements for the European Equity Trust. The Trustees received, reviewed and considered the following, among other things:

(i) A report based on information provided by Strategic Insight that compared the proposed fees and expenses of the European Equity Trust to those of a peer group of socially responsible funds with a global or international objective (per Morningstar) and the top ten (measured by assets under management), non-socially responsible funds that focus on investing in European stocks (per Morningstar) as of April 30, 2005.

(ii) A report from Domini regarding the proposed investment strategies and techniques for the European Equity Trust, including the proposed social screens to be applied to the European Equity Trust's investments.

(iii) Reports from and presentations by Domini regarding the process by which they decided to propose Wellington Management as the submanager of the European Equity Trust and a summary of the reference checks performed by Domini on Wellington Management.

        (iv) Reports from and presentations by Wellington Management that described (a) the nature, extent and quality of the services proposed to be provided by Wellington Management to the European Equity Trust, (b) the fees and other amounts proposed to be paid to Wellington Management under the Submanagement Agreement with respect to the European Equity Trust, including information as to the fees charged and services provided to other Wellington Management clients, (c) certain information regarding Wellington Management's ownership structure, clients, and investment process, (d) certain information regarding Wellington Management's performance in managing similar accounts, (e) certain information about Wellington Management's compliance program and procedures and any regulatory issues, (f) brokerage practices, including soft dollar practices, and (g) Wellington Management's code of ethics.

The Trustees, including all of the Independent Trustees, concluded that Wellington Management had the capabilities, resources, and personnel necessary to manage the European Equity Trust. The Board further concluded that, based on the services to be provided by Wellington Management to the European Equity Trust pursuant to the Submanagement Agreement, the fees paid by similar funds and taking into account the agreed-upon fee waivers and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment, the compensation proposed to be paid to Wellington Management under the Submanagement Agreement was fair and reasonable.

In reaching their determination to approve the Submanagement Agreement, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations. In their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. The primary factors and the conclusions are described below.

Nature, Quality, and Extent of Services Provided

The Trustees noted that pursuant to the Management Agreement between the European Equity Trust and Domini, Domini, subject to the direction of the Board, will be responsible for providing advice and guidance with respect to the European Equity Trust and for managing the investment of the assets of the European Equity Trust, which it will do by engaging and overseeing the activities of Wellington Management. It was noted that Domini will apply the social standards to a universe of securities provided by Wellington Management and that Wellington Management will provide the day-to-day portfolio management of the European Equity Trust, including making purchases and sales of socially screened portfolio securities consistent with the European Equity Trust's investment objective and policies. The terms of the Submanagement Agreement was reviewed by the Trustees.

The Trustees considered the scope of the services to be provided by Wellington Management under the Submanagement Agreement and the quality of services provided by Wellington Management to its existing clients. They considered the professional experience, tenure, and qualifications of the portfolio management team proposed for the European Equity Trust and the other senior personnel at Wellington Management. They also considered Wellington Management's compliance policies and procedures and compliance record.

The Trustees concluded that they were satisfied with the nature, quality and extent of services to be provided by Wellington Management to the European Equity Trust under the Submanagement Agreement.

Fees and Other Expenses

The Trustees considered the submanagement fees to be paid by Domini to Wellington Management. The Trustees considered the level of the European Equity Trust's advisory fee versus the Strategic Insight peer group described above, as well as the European Equity Trust's expected total expense ratio compared to those peers.

The Trustees also reviewed the fees that Wellington Management charges its other clients with investment objectives similar to the investment objective of the European Equity Trust. The Trustees noted that Domini (and not the European Equity Trust) will pay Wellington Management from its advisory fee for the European Equity Trust. The Trustees also considered that the advisory fees Wellington Management receives with respect to its other similarly managed clients are within the general range of the submanagement fee it would receive with respect to the European Equity Trust.

The Trustees considered that, based on the information provided by Strategic Insight, the management fee for the European Equity Trust was within the range of the management fees of its peer group. The Trustees also considered that, after giving effect to Domini's waiver of a portion of its fee, the fees paid by the European Equity Trust was lower than the management fees paid by most of the funds in the peer group.

The Trustees also considered the expected total expense ratio of the European Equity Trust and compared it, after giving effect to Domini's waivers of fees, to the total expense ratios of the peer group. They concluded that the expected total expense ratio of the European Equity Trust was in the range of expense ratios of the peer group.

Other Benefits

The Trustees considered the other benefits that Wellington Management and its affiliates could be expected to receive from their relationship with the European Equity Trust.

The Trustees also considered the brokerage practices of Wellington Management. In addition, the Trustees considered the intangible benefits that may accrue to Wellington Management and its affiliates by virtue of their relationship with the European Equity Trust.

The Trustees concluded that the benefits expected to be received by Wellington Management and its affiliates, as outlined above, were reasonable in the context of the relationship between Wellington Management and the European Equity Trust.

Economies of Scale

The Trustees also considered whether economies of scale would be realized by Wellington Management as the European Equity Trust got larger and the extent to which economies of scale were reflected in the proposed fee schedules. The Trustees noted that while no breakpoints were currently being proposed, the European Equity Trust will be newly established and will not likely grow to a size at which breakpoints would be appropriate for some time. The Trustees also considered the fee waivers proposed by Domini. They concluded that the fee schedule as proposed was appropriate but noted that they would consider whether breakpoints should be instituted for the European Equity Trust as European Equity Trust assets increased.

Performance Information

The Trustees reviewed information provided to them by Wellington Management regarding the performance of Wellington Management's European and other sector models for the 2004 calendar year, as well as for the five years ended December 31, 2004. The Trustees also reviewed Wellington Management's Global Intersection investment returns for the one-, three-, and five-year periods ended June 30, 2005, and since inception through June 30, 2005. They compared those returns to the returns of the MSCI Europe Index, the proposed benchmark for the European Equity Trust, and other relevant benchmarks for the same periods. While noting the differences between the investment objectives and strategies of the European Equity Trust from those of the models and Global Intersection, the Trustees concluded that the performance of the models and the Global Intersection were acceptable when compared to the relevant benchmarks.

PROXY VOTING INFORMATION

The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

Item 2.	Code of Ethics.

(a) Not applicable to a semi-annual report.

(c)	Not applicable.

(d)	Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)    Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable to a semi-annual report.

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(a)(2)    Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)    Not applicable to the registrant.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL TRUST

By:	/s/ Amy L. Domini
Amy L. Domini President

Date: April 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini
Amy L. Domini President (Principal Executive Officer)

Date: April 5, 2006

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date: April 5, 2006